Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs the Company utilized to determine such fair value - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs the Company utilized to determine such fair value [Line Items]
Warrants to convertible preferred shares
Warrants Liability – Public Warrants	$ 3,403
Warrant Liability – Private Warrants
Total	3,403
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs the Company utilized to determine such fair value [Line Items]
Warrants to convertible preferred shares
Warrants Liability – Public Warrants
Warrant Liability – Private Warrants
Total
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs the Company utilized to determine such fair value [Line Items]
Warrants to convertible preferred shares		$ 18,623
Warrants Liability – Public Warrants
Warrant Liability – Private Warrants	2,227
Total	$ 2,227